Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 28.7%
	Communications - 11.9%
5,784	Alibaba Group Holding, Ltd. - ADR (a)	$1,451,900
442	Alphabet, Inc. - Class C (a)	655,468
619	Amazon.com, Inc. (a)	1,958,937
17,908	eBay, Inc.	989,954
1,973	Facebook, Inc. - Class A (a)	500,491
23,204	JD.com, Inc. - ADR (a)	1,480,183
222	MercadoLibre, Inc. (a)	249,666
1,300	Okta, Inc. (a)	287,274
11,170	Tencent Holdings, Ltd. - ADR	765,033
		8,338,906
	Consumer Non-cyclical - 6.0%
2,327	Ascendis Pharma A/S - ADR (a)	320,218
3,461	Avalara, Inc. (a)	465,331
11,759	Centene Corporation (a)	767,275
9,244	Conagra Brands, Inc.	346,188
3,910	Johnson & Johnson	569,922
2,629	PayPal Holdings, Inc. (a)	515,468
1,042	Regeneron Pharmaceuticals, Inc. (a)	658,617
1,124	Teladoc Health, Inc. (a)	267,096
1,082	Vertex Pharmaceuticals, Inc. (a)	294,304
		4,204,419
	Energy - 3.3%
3,041	Chevron Corporation	255,261
96,491	Enterprise Products Partners LP	1,698,242
7,376	TC Energy Corporation	336,346
		2,289,849
	Financial - 1.7%
382	Equinix, Inc.	300,053
1,181	Mastercard, Inc. - Class A	364,374
2,713	Visa, Inc. - Class A	516,555
		1,180,982
	Industrial - 0.5%
2,786	Vulcan Materials Company	327,132
	Technology - 5.3%
3,370	Activision Blizzard, Inc.	278,463
1,148	Coupa Software, Inc. (a)	351,805
2,245	Fidelity National Information Services, Inc.	328,466
6,676	Microsoft Corporation	1,368,647
3,189	Sea, Ltd. - ADR (a)	389,696
984	ServiceNow, Inc. (a)	432,173
2,982	Workday, Inc. - Class A (a)	539,503
		3,688,753
	TOTAL COMMON STOCKS (Cost $16,451,400)	20,030,041

	EXCHANGE TRADED FUNDS - 56.8%
	Commodity Investment Vehicles - 21.5%
418,806	iShares Silver Trust (a)	9,485,956
29,777	SPDR Gold Shares (a)	5,521,549
		15,007,505
	Emerging Market Equity - 5.9%
122,632	Xtrackers Harvest CSI 300 China A-Shares ETF	4,140,056

	Inflation Protected Bonds - 12.2%
96,277	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	8,558,063
	International Developed Equity - 7.4%
70,817	Alpha Architect International Quantitative Momentum ETF	1,927,171

82,916		iShares MSCI Australia ETF	1,650,858
29,335		iShares MSCI Japan ETF	1,593,770
			5,171,799
		U.S. Equity - 9.8%
35,985		Alpha Architect US Quantitative Momentum ETF	1,444,902
8,303		SPDR S&P Biotech ETF	907,767
74,834		VanEck Vectors Junior Gold Miners ETF	4,522,967
			6,875,636
		TOTAL EXCHANGE TRADED FUNDS (Cost $32,436,717)	39,753,059

Principal Amount
		U.S. GOVERNMENT BONDS - 13.6%
		United States Treasury Inflation Indexed Bonds
$7,762,750		0.250%, 02/15/2050	9,486,622
		TOTAL U.S. GOVERNMENT BONDS (Cost $8,346,558)	9,486,622

Shares
		SHORT-TERM INVESTMENTS - 0.9%
645,722		First American Treasury Obligations Fund, Class X, 0.07% (b)	645,722
		TOTAL SHORT-TERM INVESTMENTS (Cost $645,722)	645,722
		TOTAL INVESTMENTS - 100.0% (Cost $57,880,397)	69,915,444
		Other Assets in Excess of Liabilities - 0.0% (c)	20,005
		NET ASSETS - 100.0%	$69,935,449

		Percentages are stated as a percent of net assets.
		The Fund’s security classifications are defined by the Fund Adviser.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	Annualized seven-day yield as of July 31, 2020.
	(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,030,041	$-	$-	$20,030,041
Exchange Traded Funds	39,753,059	-	-	39,753,059
U.S. Government Bonds	-	9,486,622	-	9,486,622
Short-Term Investments	645,722	-	-	645,722
Total Investments in Securities	$60,428,822	$9,486,622	$-	$69,915,444
^See Schedule of Investments for further disaggregation of investment categories.
For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.